Intangible Assets (Details)		1 Months Ended	12 Months Ended
	Mar. 14, 2019	Dec. 31, 2019	Dec. 31, 2022
Intangible Assets (Details) [Line Items]
Acquisition of Famewave description	the Company signed an agreement to acquire 100% of FameWave Ltd, a privately held biopharmaceutical Company developing CM24, (“FameWave”) from its shareholders in exchange for USD 10 million worth of its newly issued ADSs with a long-term lock-up period, priced at USD 12.3 per ADS, plus 50% warrant coverage based on an exercise price of USD 19.8 per ADS with a 4-year term. In addition, the Company provided a loan to FameWave of up to approximately USD 2 million to finance its operation until the closing of the acquisition. The acquisition closed on January 7, 2020.		In consideration of the transfer of the FameWave shares to the Company and completion of the other condition set forth in the acquisition agreement, the aggregate purchase price paid by the Company for 100% of shareholders, and other stake holders (a) 807,561 of the Company’s ADSs, (b) warrants to purchase 403,781 additional ADSs with a term of exercise of 4 years beginning on the date of issuance, and subject to other terms and conditions as set forth herein and in the ‘warrant agreements of the Company (c) 54,472 RSUs and 27,236 options to purchase 27,236 shares of the Company.
Intangible assets recoverable amount percentage			19.40%
Maximum [Member]
Intangible Assets (Details) [Line Items]
Direct ownership of equity		98.47%